TAXATION - Movement on the deferred income tax (Details) - USD ($)	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
TAXATION
Beginning of the period deferred tax	$ (28,472,383)	$ (24,994,569)
Additions for business combination		(16,704,771)
Charge for the period	(789,984)	944,555
Conversion difference	(468,228)	(810,767)
Total net deferred tax	$ (29,730,595)	$ (41,565,552)